------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00747
                                   -----------------------------------

                        Ameritor Investment Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

               Ameritor Financial Corporation
       4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 202-625-6000
                                                    ------------------

Date of fiscal year end: 06/30/2003
                         ----------------------

Date of reporting period: 06/30/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SHAREHOLDER REPORT

                                                                     AUGUST 2003

Dear Fund Shareholders,

I am very pleased to report that the AMERITOR INVESTMENT FUND, a mid cap growth mutual fund, has outperformed its indexes over the past six months. Since December 31, 2002 through June 30, 2003, the AMERITOR INVESTMENT FUND'S equity performance (not including mutual fund expenses) was up 17.03% versus the S&P 500 Index, which was up 11.77% and the mid cap S&P 400 Index, which was up 12.52% for the same period. However the net asset value, or NAV, which includes all expenses, has decreased 2.70%. As the Fund investments increase, and with continuing expense reductions, there will be improvement in this area.

Historically, when stocks do stage a real recovery after a prolonged down period, there is always a sharp recovery. Typically, the market goes up 15% to 20% in a very short period of time coming off a true market bottom. We may well now be in this situation, a rising market resulting from the many forces now contributing toward this recovery, such as the following:
         Company earnings growth.
         Low interest rates.
         Tax cuts.
         Corporate spending increase.
         Consumer confidence.
         The falling dollar

We believe that the best course in this rising market is to go into an offensive strategy by investing in first-rate high quality companies. These are the type of mid cap companies that are the mainstays of the AMERITOR INVESTMENT FUND.

/s/ Jerome Kinney

Jerome Kinney
President

PERFORMANCE GRAPH

     The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from June 30, 1994 to June 30, 2003.

[GRAPHIC OMITTED]

                          -----------------------------
                          TOTAL RETURN VS S&P 500 INDEX
                          -----------------------------

                        --------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                          1 YEAR     5 YEAR     10 YEAR
                          (22.9)%    (19.9)%    (12.6)%
                        --------------------------------
                        AMERITOR INVESTMENT FUND $ 2,588
                        S&P 500 INDEX            $24,887
                        --------------------------------

*    Past performance is not predictive of future performance.
**   S & P 500 Index is adjusted to reflect the reinvestment of dividends.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO THE BOARD OF TRUSTEES
   AND SHAREHOLDERS OF
AMERITOR INVESTMENT FUND
WASHINGTON, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ameritor Investment Fund, as of June 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the one year period ending June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ameritor Investment Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                  TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
AUGUST 1, 2003

AMERITOR INVESTMENT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2003
--------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES      (NOTE 1)
                                                           ------      --------

COMMON STOCK                                   84.71%
    Banks                                       2.52%
       First Bank Corp. Puerto Rico                           500     $  13,725
                                                                      ---------
    Consumer Products                           2.78%
       Helen of Troy Ltd. (A)                               1,000        15,160
                                                                      ---------
    Electronics                                10.33%
       International Rectifier Corp. (A)                      650        17,433
       Maxtor Corp. (A)                                     3,000        22,530
       Zoran Corp (A)                                         850        16,328
                                                                      ---------
          TOTAL ELECTRONICS                                              56,291
                                                                      ---------
    Financial Services                          7.59%
       Doral Financial Corp.                                  500        22,325
       Indymac Bancorp Inc. (A)                               750        19,065
                                                                      ---------
          TOTAL FINANCIAL SERVICES                                       41,390
                                                                      ---------
    Healthcare Services                         6.65%
       Curative Health Services, Inc. (A)                   1,250        21,250
       Gensis Health Ventures (A)                             850        15,003
                                                                      ---------
          TOTAL HEALTHCARE SERVICES                                      36,253
                                                                      ---------
    Insurance                                   3.69%
       IPC Holdings Ltd.                                      600        20,100
                                                                      ---------
    Medical Services                           14.51%
       Biomet Inc.                                            825        23,645
       Cytyc Corp. (A)                                      1,500        15,780
       Polymedica Corp.                                       500        22,895
       Zoll Medical Corp. (A)                                 500        16,780
                                                                      ---------
          TOTAL MEDICAL SERVICES                                         79,100
                                                                      ---------
    Oil                                         3.70%
       Denbuy Resources, Inc. (A)                           1,500        20,145
                                                                      ---------
    Pharmacy Services                           9.88%
       Advancepcs (A)                                         375        14,336
       Caremark RX, Inc. (A)                                  750        19,260
       Omnicare, Inc.                                         600        20,274
                                                                      ---------
          TOTAL PHARMACY SERVICES                                        53,870
                                                                      ---------
    Restaurants                                 6.36%
       California Pizza Kitchen (A)                           750        16,125
       Ruby Tuesday, Inc.                                     750        18,548
                                                                      ---------
          TOTAL RESTAURANTS                                              34,673
                                                                      ---------

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       2

AMERITOR INVESTMENT FUND

JUNE 30, 2003
--------------------------------------------------------------------------------
                                                                        VALUE
                                                           SHARES      (NOTE 1)
                                                           ------      --------
    Retail                                      6.02%
       Hot Topic, Inc. (A)                                    700        18,837
       Zale Corp. (A)                                         350        14,000
                                                                      ---------
          TOTAL RETAIL                                                   32,837
                                                                      ---------
    Services                                    7.19%
       Offshore Logistics (A)                               1,000        21,750
       Regis Corp (A)                                         600        17,430
                                                                      ---------
          TOTAL SERVICES                                                 39,180
                                                                      ---------
    Web Portals                                 3.49%
       United Online, Inc. (A)                                750        19,005
                                                                      ---------

          TOTAL COMMON STOCK (COST $403,533)                            461,729
                                                                      ---------

                                                                        VALUE
                                                            PAR        (NOTE 1)
                                                            ---        --------
INVESTMENT COMPANY                             15.29%
    Evergreen Money Market Treasury Institutional -
       Money Market Fund Institutional Shares
         (COST $83,365)                                   $83,365        83,365
                                                                      ---------
          TOTAL PORTFOLIO OF INVESTMENTS
            (COST $486,898)                                           $ 545,094
                                                                      =========

(A)  NON-INCOME PRODUCING SECURITY.

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       3

AMERITOR INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS
    Investment at value (Cost $486,898) (NOTE 1)                   $    545,094
    Interest receivable                                                      55
                                                                   ------------
       TOTAL ASSETS                                                     545,149
                                                                   ------------

LIABILITIES
    Accrued expenses                                                     28,127
                                                                   ------------
       TOTAL LIABILITIES                                                 28,127
                                                                   ------------

                                                                   $    517,022
                                                                   ============
NET ASSETS CONSIST OF:
    Paid-in capital                                                $  2,077,404
    Unrealized appreciation of investments                               58,196
    Accumulated net realized losses from security transactions       (1,618,578)
                                                                   ------------

                                                                   $    517,022
                                                                   ============

NET ASSET VALUE, offering price and redemption price
    per share ($517,022 divided by 1,389,575 shares of
    no par value trust shares)                                     $        .37
                                                                   ============

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       4

AMERITOR INVESTMENT FUND

STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends                                          $      1,941
    Interest                                                  2,060
                                                       ------------
       TOTAL INCOME                                                $      4,001
                                                                   ------------

EXPENSES
    Fund administrative fees (NOTE 2)                        54,000
    Shareholder servicing and recordkeeping
       fee (NOTE 2)                                          40,547
    Professional fees                                        24,101
    Accounting service fees                                  16,554
    Investment advisory fee (NOTE 2)                          5,584
    Insurance                                                 6,331
    Custodian fees                                            3,844
    Miscellaneous                                             9,401
    Trustees' fees and expenses (NOTE 2)                      5,679
                                                       ------------
       TOTAL EXPENSES                                                   166,041
                                                                   ------------
          NET INVESTMENT LOSS                                          (162,040)
                                                                   ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 1)
    Net realized loss from investment transactions                     (125,287)
    Change in unrealized appreciation of investments                    134,352
                                                                   ------------
    Net gain on investments                                               9,065
                                                                   ------------
    Net decrease in net assets resulting from operations           $   (152,975)
                                                                   ============

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       5

AMERITOR INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED JUNE 30, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                     2003             2002
                                                                 ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment loss                                          $   (162,040)    $   (183,576)
    Net realized loss from investment transactions                   (125,287)      (1,493,290)
    Change in unrealized appreciation of investments                  134,352        1,256,489
                                                                 ------------     ------------
    Net decrease in net assets resulting from operations             (152,975)        (420,377)

DECREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS (NOTE 3)         (21,536)         (19,061)
                                                                 ------------     ------------

       DECREASE IN NET ASSETS                                        (174,511)        (439,438)

NET ASSETS
    Beginning of year                                                 691,533        1,130,971
                                                                 ------------     ------------
    END OF YEAR                                                  $    517,022     $    691,533
                                                                 ============     ============

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       6

AMERITOR INVESTMENT FUND

FINANCIAL HIGHLIGHTS


----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                     YEARS ENDED JUNE 30,
                                               ----------------------------------------------------------------
                                                 2003          2002          2001          2000          1999
                                               --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of year         $   0.48      $   0.77      $   1.92      $   1.62      $   1.12
                                               --------      --------      --------      --------      --------
    Net investment loss                           (0.12)        (0.13)        (0.12)        (0.25)        (0.21)
    Net realized and unrealized gain
       (loss) on investments                       0.01         (0.16)        (1.03)         0.55          0.71
                                               --------      --------      --------      --------      --------
    Total from investment operations              (0.11)        (0.29)        (1.15)         0.30          0.50
                                               --------      --------      --------      --------      --------
    Net asset value, end of year               $   0.37      $   0.48      $   0.77      $   1.92      $   1.62
                                               ========      ========      ========      ========      ========

RATIO/SUPPLEMENTAL DATA
    Total return                                 (22.92)%      (37.66)%      (59.83)%       18.36%        44.59%
    Ratio of expenses to average net assets       30.61%        21.57%         8.83%         9.95%        11.97%
    Ratio of net investment
       loss to average net assets                (29.87)%      (21.09)%       (8.47)%       (9.88)%      (11.46)%
    Portfolio turnover                              217%          194%            1%           76%            0%
    Net assets, end of year (000's)            $    517      $    692      $  1,130      $  2,929      $  2,604

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       7

AMERITOR INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2003
----------------------------------------------------------------------------

(1)  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Investment Fund (the "FUND") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. INCOME TAXES - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2003, for Federal income tax purposes, the Fund had a capital loss carryforward of $1,612,879 of which $1,159,227 expires in June 2010 and $453,652 expires in 2011 to offset future realized gains. As of June 30, 2003, there was a post-October capital loss deferral of $5,699, which will be recognized in the following tax year.

          As of June 30, 2003, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Capital loss carryforward            $ (1,612,879)
               Post-October loss                          (5,699)
               Unrealized appreciation                    58,196
                                                    ------------
                                                    $ (1,560,382)
                                                    ============

     C. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     D. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

JUNE 30, 2003
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,500 per month.

     Certain officers and trustees of the Fund are "AFFILIATED PERSONS" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)  TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                                     FOR THE YEAR ENDED JUNE 30,
                                   ---------------------------------------------------------------
                                                2003                             2002
                                   -----------------------------     -----------------------------
                                      SHARES           AMOUNT           SHARES           AMOUNT
                                   ------------     ------------     ------------     ------------
          Shares redeemed               (52,457)    $    (21,536)         (32,985)    $    (19,061)
                                   ------------     ------------     ------------     ------------
          Net decrease                  (52,457)    $    (21,536)         (32,985)    $    (19,061)
                                   ============     ============     ============     ============
          Shares outstanding
              Beginning of year       1,442,032                         1,475,017
                                   ------------                      ------------
              End of year             1,389,575                         1,442,032
                                   ============                      ============

(4)  PURCHASE AND SALE OF SECURITIES

     During the year ended June 30, 2003, purchases and proceeds from sales of investment securities were $1,027,125 and $1,250,001, respectively. Cost of securities for income tax purposes was $486,898 at June 30, 2003. Net unrealized appreciation of investments aggregated $58,196, which relates to gross unrealized appreciation and gross unrealized depreciation of $65,702 and $7,506, respectively.

--------------------------------------------------------------------------------

AMERITOR INVESTMENT FUND

JUNE 30, 2003
--------------------------------------------------------------------------------

(5)  TRUSTEES AND OFFICERS (UNAUDITED)

     The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------------------------------------------------------------------------------------------
           (1)                  (2)           (3)               (4)                (5)             (6)
-------------------------------------------------------------------------------------------------------------
Name                        Position(s)     Term of          Principal          Number of         Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
Age                            Fund        Length of        During Past       Fund Complex       Held by
                                          Time Served         5 Years          Overseen by       Trustee
                                                                                 Trustee
-------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
Richard P. Ellison             Non-          4 Years        President and            2         Potomac Group
4400 MacArthur Blvd         Interested       Served       Chief Executive                         Homes;
Suite 301                     Trustee       Term is         Officer of                             Boat
Washington DC 20007                         for Life         Intervest                           America
Age 72                                                    Financial Corp.
-------------------------------------------------------------------------------------------------------------
James I. Schwartz
4400 MacArthur Blvd            Non-          1 Year      Retired President           2             None
Suite 301                   Interested       Served        Capital City
Washington, DC 20007          Trustee       Term is       Savings & Loan
Age 76                                      for Life            And
                                                           Schwartz & Co.
INTERESTED TRUSTEE AND OFFICERS
-------------------------------------------------------------------------------------------------------------
Carole S. Kinney             Trustee,       4 Years       Chairman of the           2              None
4400 MacArthur Blvd         Secretary,       served          Board of
Suite 301                       and         Term is          Ameritor
Washington DC 20007          Chairman       for life         Financial
Age 57                        of the                        Corporation
                               Fund                         Since 1998
-------------------------------------------------------------------------------------------------------------
Jerome Kinney                President      4 Years         Founder and                            None
4400 MacArthur Blvd                          served         President,
Suite 301                                    Term=1      Jerome F. Kinney
Washington DC 20007                           year            Company
Age 73                                                      (builder);
                                                          President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         Ameritor Financial Corporation
                            Ameritor Investment Fund

                                 PRIVACY POLICY

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

     o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and
     o    Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)  Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Investment Fund
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer
                          --------------------------------------------

Date  August 28, 2003
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney , President and Treasurer
                          --------------------------------------------

Date August 28, 2003
     ----------------------



* Print the name and title of each signing officer under his or her signature.